RICHARD GOODNER

Attorney at Law
6608 Emerald Drive
Colleyville, Texas 76034
(214) 587-0653 (phone)
(817)488-2453 (fax)

December 22, 2009

United States Securities and Exchange Commission

Judiciary Plaza
100 F Street, N. W.
Washington, D.C. 20549

Re:	SMSA Gainesville Acquisition Corp.
Amendment No. 2 to the Registration Statement on Form 10/A.
SEC File No. 0-53803

Dear Sir/Madam:

     On behalf of SMSA Gainesville Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Amendment No. 2 to the Registration Statement on Form 10/A. Also we are filing the response letter of the Registrant dated December 22, 2009 to the Staff’s Comments in the letter dated December 18, 2009. If the Staff has any questions or comments, please contact the undersigned at telephone 214-587-0653 or fax 817-488-2453.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner